Investment Advisor

Omnivest Research Corporation
201 Center Road, Suite Two
Venice, FL 34292
(941) 493-4295

Custodian

Caldwell Trust Company
201 Center Road, Suite Two
Venice, FL 34292
(941) 493-3600

Auditors

Gregory, Sharer & Stuart, P. A.
Certified Public Accountants
100 Second Avenue South, Suite 600
St. Petersburg, FL 33701-4383
(727) 821-6161

Investment comments are sent to shareholders in our monthly newsletter and therefore are not included in this semiannual report. This report has been prepared for the information of shareholders of the Funds and is not authorized for distribution to Investors unless preceded or accompanied by an effective Prospectus which includes information regarding the Funds' objectives, policies, management, records, and other information.

C/Funds Group, Inc.

C/Fund
C/Growth Stock Fund
C/Government Fund
C/C.A.R. Fund

June 30, 2002
Semiannual Report

C/Funds Group, Inc.
201 Center Road, Suite Two
Venice, Florida 34292
(941) 488-6772
www.ctrust.com/cfunds.htm

This Page Left Blank Intentionally

Schedules of Investments

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Schedule Of Investments C/Fund
June 30, 2002 (Unaudited)

Equities (16.9%) - $634,622
Holding	Shares	Value

Beverages (0.4%)		$16,800
Coca-Cola Co.	300	16,800

Computer & Data Processing Services (0.2%)		9,063
IBM Corp.	125	9,063

Drugs (3.0%)		112,735
Amgen, Inc.	250	10,470
Biogen	90	3,729
Bristol Myers Squibb Co.	250	6,440
Chiron Corp.	90	3,177
Genentec, Inc.	200	6,700
Human Genome Sciences	65	871
IDEC Pharmaceuticals	85	3,013
Immunex Corp.	650	14,521
Johnson & Johnson	200	10,452
Eli Lilly & Co.	125	7,050
MedImmune, Inc.	150	3,960
Merck & Co., Inc.	425	21,522
Millennium Pharmaceuticals	130	1,580
Pfizer, Inc.	550	19,250

Grocery Stores (1.6%)		60,920
Albertsons, Inc.	2,000	60,920

Lumber & Other Building Materials (0.8%)		29,384
Home Depot, Inc.	800	29,384

Measuring & Controlling Devices (0.1%)		2,280
Applera Corp., Applied Biosystems Group	117	2,280

Medical Instruments & Supplies (0.1%)		2,675
Zimmer Holdings, Inc.	75	2,675

Medical Service & Health Insurance (5.4%)		202,000
Berkshire Hathaway, Inc. DE	3	200,400
Conseco, Inc.	800	1,600

Miscellaneous (0.0%)		206
PML, Inc.	125	156
Tice Technology, Inc.	125	50

Motor Vehicles & Equipment (0.4%)		16,035
General Motors Corp.	300	16,035

Equities (continued)
Holding	Shares	Value

Nonclassifiable Establishments (0.3%)		$9,441
General Electric Co.	325	9,441

Petroleum Refining (2.8%)		106,448
BP Amoco PLC ADS	1,241	62,658
Exxon Mobil Corp.	800	32,736
Royal Dutch Petroleum Co.	200	11,054

Telephone Communications, Except Radio (0.6%)		22,628
AT&T Corp.	500	5,350
AT&T Wireless Group, Inc.	868	5,078
SBC Communications, Inc.	400	12,200

Variety Stores (1.2%)		44,008
Wal-Mart Stores	800	44,008

Preferred Stocks (1.3%) - $50,560
Holding	Shares	Value

Royal Bank Of Scotland PFD H	2,000	50,560

Bonds, Corporate-Fixed (36.5%) - $1,369,257
Holding	Par Value	Value

AT&T 6.750% due 04/01/04	100,000	96,412
Bellsouth Telecom 6.375% due 06/15/04	100,000	105,389
AT&T 7.000% due 05/15/05	100,000	94,750
Bellsouth Telecom 6.500% due 06/15/05	100,000	106,650
General Motors Acceptance 7.500% due 07/15/05	200,000	213,877
General Electric Capital 6.500% due 11/01/06	200,000	214,053
IBM Corp. 6.450% due 08/01/07	200,000	213,000
Southwestern Bell 6.550% due 10/07/08	100,000	105,301
Wal-Mart Stores 6.875% due 08/10/09	200,000	219,825

Schedule Of Investments C/Fund (Continued)
June 30, 2002 (Unaudited)

Governments-Fixed (41.2%) - $1,546,758
Holding	Par Value	Value

U.S. Treasury Notes 3.625% due 03/31/04	250,000	$254,023
FHLB Notes 3.625% due 10/15/04	250,000	252,168
FNMA Notes 5.500% due 05/02/06	250,000	260,293
U. S. Treasury Notes 4.625% due 05/15/06	500,000	515,391
U. S. Treasury Notes 5.500% due 05/15/09	250,000	264,883

Fund Totals

Total Equities (16.9%)	$634,622
Total Preferred Stocks (1.3%)	50,560
Total Bonds (Corporate--Fixed) (36.5%)	1,369,257
Total Governments (41.2%)	1,546,758
Cash & Equivalents (4.1%)	154,300
Total Investments (100.0%)	$3,755,497

Schedule Of Investments C/Growth Stock Fund
June 30, 2002 (Unaudited)

Equities (79.8%) - $908,128
Holding	Shares	Value

Air Transportation, Scheduled (1.1%)		$12,524
Southwest Airlines	775	12,524

Aircraft & Parts (1.2%)		13,473
Boeing Co.	300	13,473

Auto & Home Supply Stores (1.4%)		15,460
Auto Zone	200	15,460

Beverages (1.4%)		15,575
Adolph Coors	250	15,575

Commercial Banks (5.9%)		67,607
Citigroup, Inc.	400	15,620
MBNA Corp.	500	16,535
SunTrust Banks, Inc.	300	20,316
Synovus Financial Corp.	550	15,136

Computer & Data Processing Services (7.0%)		79,377
Check Point Software	775	10,509
EBay, Inc.	350	21,567
IBM Corp.	175	12,687
Intuit, Inc.	350	17,402
SunGard Data Systems, Inc.	650	17,212

Computer & Office Equipment (0.6%)		6,562
EMC Corp.	875	6,562

Department Stores (1.1%)		12,264
Kohls Corp.	175	12,264

Drugs (8.6%)		97,498
Abbott Laboratories	225	8,471
Forest Laboratories, Inc.	200	14,160
Immunex Corp.	500	11,170
Johnson & Johnson	325	16,984
MedImmune, Inc.	450	11,880
Merck & Co., Inc.	325	16,458
Pfizer, Inc.	525	18,375

Drugs, Proprietaries, & Sundries (1.2%)		13,120
McKesson HBOC, Inc.	400	13,120

Fire, Marine, & Casualty Insurance (1.3%)		14,465
Progressive Corp. Ohio	250	14,465

Hospitals (1.5%)		17,631
Health Management Assoc., Inc.	875	17,631

Equities (continued)
Holding	Shares	Value

Insurance Agents, Brokers, & Service (3.2%)		$36,615
Erie Indemnity Co. CL A	725	29,370
Marsh & McLennan Cos., Inc.	75	7,245

Lumber & Other Building Materials (2.3%)		25,991
Home Depot, Inc.	275	10,101
Lowe's Co.	350	15,890

Measuring & Controlling Devices (1.0%)		11,828
Apogent Technologies, Inc.	575	11,828

Medical Instruments & Supplies (1.4%)		16,053
Stryker Corp.	300	16,053

Medical Service & Health Insurance (1.4%)		16,021
UnitedHealth Group	175	16,021

Millwork, Plywood & Structural Members (1.4%)		16,266
Masco Corp.	600	16,266

Misc. Amusement, Recreation Services (1.2%)		13,350
Harrah's Entertainment, Inc.	300	13,350

Misc. Food & Kindred Products (1.5%)		17,395
Starbucks Corp.	700	17,395

Misc. Investing (1.3%)		14,750
Equity Office Properties Trust	500	14,750

Mortgage Bankers & Brokers (1.5%)		16,887
Countrywide Credit Inds., Inc.	350	16,887

Motorcycles, Bicycles, & Parts (1.3%)		15,384
Harley Davidson, Inc.	300	15,384

Nonclassifiable Establishments (1.3%)		15,251
General Electric Co.	525	15,251

Operative Builders (5.2%)		59,378
D. R. Horton, Inc.	1,025	26,681
KB Home	300	15,453
Pulte Homes, Inc.	300	17,244

Personal Services (1.2%)		13,845
H&R Block, Inc.	300	13,845

Personnel Supply Services (2.0%)		22,717
Robert Half Int'l., Inc.	975	22,717

>

Schedule Of Investments C/Growth Stock Fund (Continued)
June 30, 2002 (Unaudited)

Equities (continued)
Holding	Shares	Value

Petroleum Refining (3.8%)		$42,956
Imperial Oil LTD	800	24,952
Shell Transport & Trading	400	18,004

Security Brokers & Dealers (1.4%)		15,532
Investment Technology Group, Inc.	475	15,532

Soap, Cleaners, & Toilet Goods (2.7%)		31,252
Avon Products, Inc.	200	10,448
Ecolab, Inc.	450	20,804

Special Industry Machinery (1.0%)		11,375
Dover Corp.	325	11,375

Surety Insurance (1.5%)		16,800
Ambac Financial Group, Inc.	250	16,800

Equities (continued)
Holding	Shares	Value

Telephone Communications, Except Radio (6.0%)		$68,571
Centurytel, Inc.	650	19,175
Telefonos De Mexico SA ADR	650	20,852
U. S. Cellular Corp.	375	9,544
Verizon Communications, Inc.	475	19,000

Variety Stores (3.9%)		44,356
Family Dollar Stores, Inc.	400	14,100
Wal-Mart Stores	550	30,255

Fund Totals

Total Equities (79.8%)		$908,128
Cash & Equivalents (20.2%)		230,086
Total Investments (100.0%)		$1,138,214

Schedule Of Investments C/Government Fund
June 30, 2002 (Unaudited)

Governments (52.7%) - $918,625
Holding	Par Value	Value

U. S. Treasury Notes 5.750% due 08/15/03	100,000	$104,031
U. S. Treasury Notes 3.375% due 04/30/04	100,000	101,110
U. S. Treasury Notes 3.250% due 05/31/04	300,000	302,391
U. S. Treasury Notes 6.000% due 08/15/04	100,000	106,281
FHLB Notes 3.625% due 10/15/04	200,000	201,734
U. S. Treasury Notes 4.625% due 05/15/06	100,000	103,078

Fund Totals

Total Governments (52.7%)		$918,625
Cash & Equivalents (47.3%)		824,730
Total Investments (100.0%)		$1,743,355

Schedule Of Investments C/Community Association Reserve fund
June 30, 2002 (Unaudited)

Governments (96.6%) - $868,703
Holding	Par Value	Value

FHLB Notes 5.125% due 01/13/03	100,000	101,695
U. S. Treasury Notes 4.250% due 05/31/03	100,000	102,156
FNMA Notes 4.000% due 08/15/03	200,000	203,797
U. S. Treasury Notes 3.250% due 12/31/03	50,000	50,602
FHLB Notes 5.375% due 01/05/04	100,000	104,031
FNMA Notes 5.625% due 05/14/04	100,000	104,844
FNMA Notes 3.500% due 9/15/04	100,000	100,711
FHLB Notes 3.625% due 10/15/04	100,000	100,867

Fund Totals

TOTAL GOVERNMENTS (97.7%)		$868,703
CASH AND EQUIVALENTS (2.3%)		20,885
TOTAL INVESTMENTS (100.0%)		$889,588

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Financial Statements

C/Funds Group, Inc. Statements Of Assets And Liabilities
June 30, 2002 (Unaudited)

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
Securities at Amortized Cost	$3,776,054	$1,103,702	$1,743,094	$876,865

ASSETS
Investment in Securities	$3,755,497	$1,138,214	$1,743,355	$889,588
Receivables
Dividends & Interest	35,744	725	8,097	11,579
Other	11,866	4,611	131	45
	3,803,107	1,143,550	1,751,583	901,212

LIABILITES
Advisor Fee & Other Payables	1,465	439	146	176
Investment Securities Purchased	0	0	412,435	0
	1,465	439	412,581	176

NET ASSETS	$3,801,642	$1,143,111	$1,339,002	$901,036

CAPITAL SHARES	292,383	109,266	133,014	89,844

NET ASSET VALUE PER SHARE	$13.00	$10.46	$10.07	$10.03

C/Funds Group, Inc. Statements of Operations
For Six Months Ending June 30, 2002 (Unaudited)

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
INVESTMENT INCOME
Dividends	$5,762	$6,155	$0	$0
Interest	68,258	603	6,657	15,577
	74,020	6,758	6,657	15,577
OPERATING EXPENSES
Investment advisory fee	7,945	1,978	877	2,226
Professional and administrative fees	14,831	5,396	622	1,056
Registration fees	1,972	538	38	120
Custodian fees	7,699	2,677	733	1,739
Directors fees	5,730	1,900	144	426
Printing	1,057	350	34	79
Miscellaneous	389	341	71	30
	39,623	13,180	2,519	5,676

NET INVESTMENT INCOME (LOSS)	34,397	(6,422)	4,138	9,901

REALIZED AND UNREALIZED (LOSS) GAIN FROM INVESTMENTS
Change in unrealized (depreciation) appreciation in investments	(59,370)	(207,081)	(6,074)	1,258
Net realized (loss) gain on investments	(377)	30,896	4,258	2,862
NET (LOSS) GAIN ON INVESTMENTS	(59,747)	(176,185)	(1,816)	4,120

NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	($25,350)	($182,607)	$2,322	$14,021

C/Funds Group, Inc. Statements of Changes in Net Assets
For Six Months Ending June 30, 2002 (Unaudited)

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$34,397	($6,422)	$4,138	$9,901
Net realized (loss) gain on investments	(377)	30,896	4,258	2,862
Change in unrealized (depreciation) appreciation in investments	(59,370)	(207,081)	(6,074)	1,258
Net (decrease) increase in net assets resulting from operations	(25,350)	(182,607)	2,322	14,021

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment income	(29,020)	0	(5,927)	(12,180)
Net realized long-term gain on investments	0	(5,438)	0	0
	(29,020)	(5,438)	(5,927)	(12,180)

CAPITAL SHARE TRANSACTIONS
Shares sold	91,450	18,029	1,145,933	472,814
Reinvested distributions	28,422	5,179	5,045	12,149
Shares redeemed	(481,607)	(377,116)	(263,792)	(361,557)
	(361,735)	(353,908)	887,186	123,406

Net (decrease) increase in net assets	($416,105)	($541,953)	$883,581	$125,247

NET ASSETS
Beginning of year	4,217,747	1,685,064	455,421	775,789
End of period	$3,801,642	$1,143,111	$1,339,002	$901,036

C/Funds Group, Inc. Statements of Changes in Net Assets
For the Year Ending December 31, 2001 (From Audited Financial Statements)

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
(DECREASE) INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$54,508	($28,331)	$12,183	$30,282
Net realized (loss) gain on investments	(572,594)	34,650	226	453
Change in unrealized (depreciation) appreciation in investments	(59,522)	(451,459)	2,719	9,512
Net (decrease) increase in net assets resulting from operations	(577,608)	(445,140)	15,128	40,247

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(53,210)	0	(12,184)	(30,319)
Net realized long-term gain on investments	(1,216)	(30,690)	0	0
Return of capital	0	0	(182)	(1,671)
	(54,426)	(30,690)	(12,366)	(31,990)
CAPITAL SHARE TRANSACTIONS
Shares sold	267,628	171,078	271,138	390,601
Reinvested distributions	53,005	29,063	11,852	31,743
Shares redeemed	(2,171,015)	(1,409,426)	(103,610)	(545,110)
	(1,850,382)	(1,209,285)	179,380	(122,766)

Net (decrease) increase in net assets	(2,482,416)	(1,685,115)	182,142	(114,509)

NET ASSETS
Beginning of year	6,700,163	3,370,179	273,279	890,298
End of year	$4,217,747	$1,685,064	$455,421	$775,789
>

C/Funds Group, Inc.